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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-05099

                      Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Cash Reserves Fund

 Schedule of Investments 9/28/2012

 Principal Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.4%

 2,400,000

 0.29

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 2/25/13

 $

 2,401,164

 5,360,000

 0.27

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 3/13/13

 5,360,922

 1,830,000

 0.14

 AA+/NR

 Federal Home Loan Banks, Floating Rate Note, 4/12/13

 1,829,806

 4,550,000

 0.27

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 5/2/13

 4,549,413

 5,635,000

 0.27

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 7/22/13

 5,635,704

 4,000,000

 0.28

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/10/13

 4,001,975

 1,760,000

 0.39

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/18/13

 1,764,009

 2,980,000

 0.30

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/12/13

 2,983,614

 10,655,000

 0.29

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 11/23/12

 10,657,341

 3,000,000

 0.29

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 12/3/12

 3,000,936

 2,360,000

 0.27

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 3/14/13

 2,360,513

 30,000,000

 NR/NR

 U.S. Treasury Bills, 0.0%, 10/11/12

 29,999,326

 25,000,000

 NR/NR

 U.S. Treasury Bills, 0.0%, 10/18/12

 24,999,061

 25,000,000

 NR/NR

 U.S. Treasury Bills, 0.0%, 10/4/12

 24,999,834

 15,000,000

 NR/NR

 U.S. Treasury Bills, 0.0%, 12/20/12

 14,996,817

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $139,540,435)

 $

 139,540,435

 MUNICIPAL BONDS - 27.9%

 Municipal Development - 9.3%

 17,300,000

 0.18

 AAA/Aaa

 Lower Neches Valley Authority Industrial Development Corp., Floating Rate Note, 11/1/38

 $

 17,300,000

 8,000,000

 0.20

 NR/Aa1

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 8,000,000

 3,560,000

 0.20

 NR/Aa1

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 3,560,000

 2,800,000

 0.20

 AA/Aa1

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 2,800,000

 5,105,000

 0.19

 NR/Aa1

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 5,105,000

 $

 36,765,000

 Municipal Education - 0.8%

 3,235,000

 0.23

 A+/NR

 Illinois Finance Authority, Floating Rate Note, 9/1/41

 $

 3,235,000

 Higher Municipal Education - 3.1%

 4,290,000

 0.18

 AAA/Aa1

 District of Columbia, Floating Rate Note, 4/1/41

 $

 4,290,000

 4,000,000

 0.16

 AA/Aa2

 Maryland Health & Higher Educational Facilities Authority, Floating Rate Note, 7/1/36

 4,000,000

 4,000,000

 0.18

 AAA/Aa1

 Wisconsin Health & Educational Facilities Authority, Floating Rate Note, 12/1/33

 4,000,000

 $

 12,290,000

 Municipal Medical - 14.3%

 10,790,000

 0.20

 NR/Aa3

 City of Minneapolis Minnesota, Floating Rate Note, 11/15/35

 $

 10,790,000

 8,740,000

 0.20

 AA/NR

 Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41

 8,740,000

 10,720,000

 0.20

 AA/NR

 Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41

 10,720,000

 10,000,000

 0.18

 AAA/Aaa

 Loudoun County Industrial Development Authority, Floating Rate Note, 2/15/38

 10,000,000

 9,100,000

 0.16

 AAA/NR

 Oregon State Facilities Authority, Floating Rate Note, 8/1/34

 9,100,000

 6,800,000

 0.20

 AA+/Aa2

 University of Michigan, Floating Rate Note, 12/1/37

 6,800,000

 $

 56,150,000

 Municipal Obligation - 0.4%

 1,485,000

 0.19

 AA+/NR

 State of Washington, Floating Rate Note, 7/1/13

 $

 1,485,000

 TOTAL MUNICIPAL BONDS

 (Cost $109,925,000)

 $

 109,925,000

 TEMPORARY CASH INVESTMENTS - 0.5%

 Certificates of Deposit - 0.5%

 1,750,000

 0.48

 AA-/Aaa

 Toronto-Dominion Bank New York, Floating Rate Note, 10/19/12

 $

 1,750,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $1,750,000)

 $

 1,750,000

 TOTAL INVESTMENT IN SECURITIES - 63.8%

 (Cost $251,215,435) (a)

 $

 251,215,435

 OTHER ASSETS & LIABILITIES - 36.2%

 $

 142,499,659

 TOTAL NET ASSETS - 100.0%

 $

 393,715,094

 NR

 Not rated by either S&P or Moody's.

 (a)

 At September 30, 2012, cost for federal income tax purposes was $251,215,435.

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 U.S. Government Agency Obligations

$
-

$
139,540,435

$
-

$
139,540,435

 Municipal Bonds

-

109,925,000

-

109,925,000

 Certificates of Deposit

-

1,750,000

-

1,750,000

 Total

$
-

$
251,215,435

$
-

$
251,215,435

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Money Market Trust By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date November 29, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date November 29, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date November 29, 2012 * Print the name and title of each signing officer under his or her signature.